Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 7.95%
Basic Industry — 0.15%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	48,000	$ 60,608
		60,608
Brokerage — 0.13%
WisdomTree 144A 5.75% exercise price $9.54, maturity date 8/15/28 #	50,000	51,625
		51,625
Capital Goods — 0.61%
Chart Industries 1.00% exercise price $58.73, maturity date 11/15/24	42,000	122,178
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	122,000	119,036
		241,214
Communications — 0.99%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	108,000	80,892
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	165,000	99,990
Liberty Broadband 144A 3.125% exercise price $529.07, maturity date 3/31/53 #	155,000	162,208
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	51,000	48,195
		391,285
Consumer Cyclical — 0.51%
Cheesecake Factory 0.375% exercise price $75.96, maturity date 6/15/26	134,000	111,387
Ford Motor 3.177% exercise price $15.49, maturity date 3/15/26 ^	91,000	89,863
		201,250
Consumer Non-Cyclical — 2.34%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	45,000	43,763
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	110,000	99,055
Chegg 4.986% exercise price $107.55, maturity date 9/1/26 ^	122,000	96,075
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	115,000	$ 70,437
CONMED 2.25% exercise price $145.33, maturity date 6/15/27	105,000	100,485
Integer Holdings 144A 2.125% exercise price $87.20, maturity date 2/15/28 #	21,000	22,922
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	121,000	110,957
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	99,000	94,674
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	55,000	56,272
Lantheus Holdings 144A 2.625% exercise price $79.81, maturity date 12/15/27 #	21,000	24,452
Pacira BioSciences 0.75% exercise price $71.77, maturity date 8/1/25	115,000	104,003
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	103,000	103,517
		926,612
Electric — 1.02%
Duke Energy 144A 4.125% exercise price $118.86, maturity date 4/15/26 #	90,000	87,570
FirstEnergy 144A 4.00% exercise price $46.81, maturity date 5/1/26 #	70,000	67,725
NextEra Energy Partners 144A 1.048% exercise price $74.39, maturity date 11/15/25 #, ^	45,000	37,800
NRG Energy 2.75% exercise price $42.18, maturity date 6/1/48	95,000	100,985
Ormat Technologies 2.50% exercise price $90.27, maturity date 7/15/27	110,000	107,250
		401,330
NQ-FL7 [0923] 1123 (3217054)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Energy — 0.35%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	80,000	$ 138,040
		138,040
Financials — 0.29%
Repay Holdings 144A 2.007% exercise price $33.60, maturity date 2/1/26 #, ^	141,000	114,830
		114,830
Industrials — 0.02%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	25,000	9,000
		9,000
Real Estate Investment Trusts — 0.27%
Summit Hotel Properties 1.50% exercise price $11.71, maturity date 2/15/26	125,000	105,625
		105,625
Technology — 1.27%
Akamai Technologies 0.125% exercise price $95.10, maturity date 5/1/25	35,000	41,454
Block 0.125% exercise price $121.00, maturity date 3/1/25	59,000	55,047
CSG Systems International 144A 3.875% exercise price $71.05, maturity date 9/15/28 #	75,000	73,358
InterDigital 3.50% exercise price $77.50, maturity date 6/1/27	119,000	140,646
Semtech 144A 1.625% exercise price $37.27, maturity date 11/1/27 #	99,000	93,010
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	146,000	99,134
		502,649
Total Convertible Bonds (cost $3,268,241)		3,144,068

Corporate Bonds — 8.92%
Automotive — 0.27%
Allison Transmission 144A 5.875% 6/1/29 #	80,000	75,516
Ford Motor 4.75% 1/15/43	15,000	10,965
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Automotive (continued)
Goodyear Tire & Rubber 5.25% 7/15/31	25,000	$ 20,711
		107,192
Basic Industry — 0.60%
Avient 144A 5.75% 5/15/25 #	17,000	16,707
Chemours 144A 5.75% 11/15/28 #	35,000	30,411
CP Atlas Buyer 144A 7.00% 12/1/28 #	15,000	11,783
FMG Resources August 2006 144A 5.875% 4/15/30 #	25,000	22,891
Freeport-McMoRan 5.45% 3/15/43	62,000	52,942
Novelis 144A 4.75% 1/30/30 #	35,000	30,338
Olin 5.00% 2/1/30	20,000	17,786
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	30,000	25,842
Standard Industries 144A 3.375% 1/15/31 #	35,000	27,098
		235,798
Capital Goods — 0.40%
Bombardier
144A 6.00% 2/15/28 #	25,000	22,705
144A 7.50% 2/1/29 #	11,000	10,453

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,000	8,591
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	35,000	33,806
144A 9.25% 4/15/27 #	10,000	8,755

Sealed Air 144A 5.00% 4/15/29 #	40,000	36,012
TransDigm 144A 6.25% 3/15/26 #	40,000	39,338
		159,660
Consumer Goods — 0.17%
Acushnet 144A 7.375% 10/15/28 #	7,000	7,061
Pilgrim's Pride 4.25% 4/15/31	25,000	20,885
Post Holdings 144A 5.50% 12/15/29 #	43,000	39,031
		66,977
Electric — 0.26%
Calpine
144A 4.50% 2/15/28 #	16,000	14,436
144A 5.00% 2/1/31 #	35,000	28,344
144A 5.25% 6/1/26 #	16,000	15,550
Vistra
144A 7.00% 12/15/26 #, μ, ψ	35,000	31,973
144A 8.00% 10/15/26 #, μ, ψ	15,000	14,296
		104,599

2    NQ-FL7 [0923] 1123 (3217054)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 1.61%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	35,000	$ 31,514
144A 7.00% 11/1/26 #	20,000	19,555
Callon Petroleum
144A 7.50% 6/15/30 #	5,000	4,854
144A 8.00% 8/1/28 #	30,000	30,070

CNX Midstream Partners 144A 4.75% 4/15/30 #	15,000	12,504
CNX Resources 144A 6.00% 1/15/29 #	35,000	32,738
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	6,000	5,756
144A 6.00% 2/1/29 #	21,000	20,292
EQM Midstream Partners
144A 4.75% 1/15/31 #	43,000	37,061
6.50% 7/15/48	15,000	13,207
Genesis Energy
7.75% 2/1/28	60,000	56,945
8.00% 1/15/27	35,000	33,776
Hilcorp Energy I
144A 6.00% 4/15/30 #	25,000	22,569
144A 6.00% 2/1/31 #	5,000	4,418
144A 6.25% 4/15/32 #	15,000	13,353

Murphy Oil 6.375% 7/15/28	65,000	63,954
NuStar Logistics
5.625% 4/28/27	30,000	28,612
6.00% 6/1/26	10,000	9,712

PDC Energy 5.75% 5/15/26	43,000	42,879
Southwestern Energy
5.375% 2/1/29	5,000	4,610
5.375% 3/15/30	35,000	31,929

Transocean 144A 8.00% 2/1/27 #	20,000	19,272
USA Compression Partners
6.875% 4/1/26	12,000	11,767
6.875% 9/1/27	22,000	21,351
Vital Energy
144A 7.75% 7/31/29 #	20,000	18,626
9.75% 10/15/30	10,000	10,232

Weatherford International 144A 8.625% 4/30/30 #	35,000	35,299
		636,855
Financial Services — 0.14%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	35,000	32,007
MSCI 144A 3.625% 11/1/31 #	30,000	24,583
		56,590
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare — 0.54%
Avantor Funding 144A 3.875% 11/1/29 #	20,000	$ 17,116
Bausch Health 144A 11.00% 9/30/28 #	20,000	13,619
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	8,000	6,569
144A 3.50% 4/1/30 #	5,000	4,123

CHS 144A 4.75% 2/15/31 #	30,000	21,273
DaVita
144A 3.75% 2/15/31 #	10,000	7,611
144A 4.625% 6/1/30 #	15,000	12,335

Heartland Dental 144A 8.50% 5/1/26 #	40,000	37,748
Medline Borrower
144A 3.875% 4/1/29 #	20,000	16,926
144A 5.25% 10/1/29 #	32,000	27,696
Tenet Healthcare
4.375% 1/15/30	15,000	12,921
6.125% 10/1/28	40,000	37,587
		215,524
Insurance — 0.51%
HUB International 144A 5.625% 12/1/29 #	50,000	43,600
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	35,000	35,297
144A 10.50% 12/15/30 #	35,000	35,674
NFP
144A 6.875% 8/15/28 #	25,000	21,448
144A 7.50% 10/1/30 #	10,000	9,617

USI 144A 6.875% 5/1/25 #	55,000	54,635
		200,271
Leisure — 0.61%
Boyd Gaming
4.75% 12/1/27	35,000	32,286
144A 4.75% 6/15/31 #	25,000	21,304
Caesars Entertainment
144A 7.00% 2/15/30 #	3,000	2,922
144A 8.125% 7/1/27 #	16,000	16,089
Carnival
144A 5.75% 3/1/27 #	30,000	27,183
144A 6.00% 5/1/29 #	25,000	21,354
144A 7.625% 3/1/26 #	15,000	14,602

Light & Wonder International 144A 7.25% 11/15/29 #	25,000	24,528
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	50,000	45,892
144A 7.25% 1/15/30 #	10,000	9,922

NQ-FL7 [0923] 1123 (3217054)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure (continued)

Scientific Games Holdings 144A 6.625% 3/1/30 #	30,000	$ 25,914
		241,996
Media — 1.04%
AMC Networks 4.25% 2/15/29	25,000	15,375
CCO Holdings
4.50% 5/1/32	90,000	70,729
144A 5.375% 6/1/29 #	30,000	26,947

CMG Media 144A 8.875% 12/15/27 #	35,000	27,448
CSC Holdings 144A 5.75% 1/15/30 #	200,000	112,353
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	36,000	27,322
Directv Financing 144A 5.875% 8/15/27 #	25,000	22,136
DISH DBS 144A 5.75% 12/1/28 #	30,000	23,119
Gray Escrow II 144A 5.375% 11/15/31 #	50,000	32,786
Sirius XM Radio 144A 4.00% 7/15/28 #	60,000	51,276
		409,491
Real Estate — 0.08%
VICI Properties 144A 3.875% 2/15/29 #	35,000	30,281
		30,281
Retail — 0.44%
Asbury Automotive Group
144A 4.625% 11/15/29 #	5,000	4,301
4.75% 3/1/30	15,000	12,848
Bath & Body Works
6.875% 11/1/35	35,000	31,298
6.95% 3/1/33	29,000	25,981

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	29,000	26,376
Michaels
144A 5.25% 5/1/28 #	15,000	11,997
144A 7.875% 5/1/29 #	10,000	6,542

Murphy Oil USA 144A 3.75% 2/15/31 #	65,000	53,135
		172,478
Services — 0.73%
CDW 3.569% 12/1/31	35,000	28,865
Iron Mountain 144A 5.25% 3/15/28 #	55,000	50,913
Prime Security Services Borrower 144A 5.75% 4/15/26 #	65,000	63,130
Staples 144A 7.50% 4/15/26 #	35,000	28,837
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)
United Rentals North America 3.875% 2/15/31	91,000	$ 75,814
White Cap Buyer 144A 6.875% 10/15/28 #	32,000	28,321
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	15,000	14,491
		290,371
Technology & Electronics — 0.44%
Clarios Global 144A 8.50% 5/15/27 #	28,000	27,972
CommScope 144A 8.25% 3/1/27 #	10,000	6,549
CommScope Technologies 144A 6.00% 6/15/25 #	20,000	19,065
Entegris Escrow
144A 4.75% 4/15/29 #	11,000	9,899
144A 5.95% 6/15/30 #	30,000	27,853

Micron Technology 5.875% 9/15/33	20,000	19,065
Seagate HDD Cayman
5.75% 12/1/34	8,000	6,765
144A 8.25% 12/15/29 #	10,000	10,280

Sensata Technologies 144A 4.00% 4/15/29 #	10,000	8,621
SS&C Technologies 144A 5.50% 9/30/27 #	40,000	37,787
		173,856
Telecommunications — 0.89%
Altice France 144A 5.50% 10/15/29 #	35,000	25,220
Connect Finco 144A 6.75% 10/1/26 #	200,000	186,789
Consolidated Communications
144A 5.00% 10/1/28 #	25,000	18,597
144A 6.50% 10/1/28 #	25,000	19,594
Frontier Communications Holdings
144A 5.875% 10/15/27 #	55,000	50,073
144A 6.75% 5/1/29 #	20,000	15,414

Northwest Fiber 144A 4.75% 4/30/27 #	40,000	35,641
		351,328
Transportation — 0.19%
American Airlines 144A 5.75% 4/20/29 #	20,846	19,405
Delta Air Lines 7.375% 1/15/26	24,000	24,316
United Airlines
144A 4.375% 4/15/26 #	15,000	13,887
144A 4.625% 4/15/29 #	20,000	17,211
		74,819
Total Corporate Bonds (cost $4,014,309)		3,528,086

4    NQ-FL7 [0923] 1123 (3217054)

	Principal amount°	Value (US $)

US Treasury Obligations — 15.45%
US Treasury Bonds
1.375% 8/15/50	220,000	$ 107,422
1.875% 2/15/51	200,000	112,145
2.25% 8/15/49	165,000	102,761
2.50% 2/15/45	25,000	16,984
2.50% 2/15/46	20,000	13,429
2.875% 5/15/43	90,000	66,711
3.00% 5/15/42	65,000	49,768
3.00% 2/15/47	20,000	14,692
3.00% 8/15/48	150,000	109,685
3.00% 8/15/52	5,000	3,645
3.125% 11/15/41	165,000	129,776
3.375% 5/15/44	15,000	11,975
3.625% 2/15/53	170,000	140,635
3.875% 2/15/43	70,000	60,933
4.25% 11/15/40	130,000	120,948
4.375% 11/15/39	35,000	33,331
4.50% 5/15/38	15,000	14,681
5.00% 5/15/37	5,000	5,196
US Treasury Floating Rate Notes
5.528% (USBMMY3M + 0.13%) 7/31/25 •	10,000	9,992
5.572% (USBMMY3M + 0.17%) 4/30/25 •	10,000	10,005
US Treasury Notes
0.625% 12/31/27	425,000	359,424
1.00% 7/31/28	485,000	409,200
1.125% 2/15/31	100,000	78,898
1.50% 2/15/30	280,000	232,159
2.75% 2/15/24	260,000	257,405
3.375% 5/15/33	30,000	27,211
3.50% 4/15/26	1,150,000	1,118,689
3.50% 1/31/30	105,000	98,433
4.00% 6/30/28	260,000	253,089
4.00% 10/31/29	210,000	202,789
4.125% 4/30/25	115,000	112,671
4.125% 6/15/26	575,000	564,398
4.125% 11/15/32	235,000	226,683
4.375% 10/31/24	355,000	351,069
4.50% 9/30/28	330,000	330,232
4.625% 6/30/25	185,000	183,432
5.375% 2/15/31	160,000	167,931
Total US Treasury Obligations (cost $6,877,960)		6,108,427
Number of shares
Common Stocks — 57.60%
Communication Services — 2.29%
AT&T	4,460	66,989
	Number of shares	Value (US $)
Common Stocks (continued)
Communication Services (continued)
Comcast Class A	4,283	$ 189,908
Interpublic Group	711	20,377
KDDI	900	27,565
Orange	4,749	54,527
Publicis Groupe	445	33,761
Verizon Communications	10,194	330,388
Walt Disney †	2,242	181,714
		905,229
Consumer Discretionary — 6.44%
adidas AG	430	75,748
Amadeus IT Group	1,283	77,697
Bath & Body Works	3,871	130,840
Best Buy	1,874	130,187
eBay	1,482	65,341
H & M Hennes & Mauritz Class B	3,018	42,943
Home Depot	969	292,793
Kering	89	40,640
Lowe's	1,958	406,951
NIKE Class B	1,436	137,310
PulteGroup	1,613	119,443
Ross Stores	1,748	197,437
Sodexo	817	84,235
Starbucks	969	88,441
Sturm Ruger & Co.	588	30,647
Swatch Group	180	46,290
TJX	4,667	414,803
Tractor Supply	816	165,689
		2,547,435
Consumer Staples — 4.78%
Altria Group	4,426	186,113
Archer-Daniels-Midland	2,400	181,008
Asahi Group Holdings	600	22,444
Conagra Brands	5,600	153,552
Danone	1,784	98,569
Diageo	3,012	111,498
Dollar General	1,051	111,196
Dollar Tree †	1,300	138,385
Essity Class B	2,946	63,609
Kao	1,700	63,147
Koninklijke Ahold Delhaize	4,031	121,546
Medifast	1,720	128,742
Nestle	932	105,627
Philip Morris International	2,408	222,932
Seven & i Holdings	600	23,508
Unilever	2,314	114,683
Vector Group	4,081	43,422
		1,889,981
Energy — 4.47%
APA	3,290	135,219
NQ-FL7 [0923] 1123 (3217054)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Cheniere Energy	947	$ 157,164
Chevron	927	156,311
ConocoPhillips	3,389	406,002
Coterra Energy	4,413	119,372
EOG Resources	795	100,774
Exxon Mobil	3,011	354,033
Kinder Morgan	2,880	47,750
Marathon Petroleum	1,282	194,018
Texas Pacific Land	26	47,413
Viper Energy Partners	1,810	50,463
		1,768,519
Financials — 8.89%
Allstate	1,700	189,397
Ally Financial	2,943	78,519
American Financial Group	136	15,187
American International Group	3,100	187,860
Ameriprise Financial	566	186,599
Bank of New York Mellon	2,587	110,336
BlackRock	309	199,766
Blackstone	1,838	196,923
Carlyle Group	2,251	67,890
Discover Financial Services	578	50,072
East West Bancorp	1,848	97,408
Evercore Class A	56	7,721
Fidelity National Financial	2,364	97,633
Fidelity National Information Services	3,264	180,401
Fifth Third Bancorp	4,588	116,214
Invesco	4,568	66,327
Jackson Financial Class A	2,916	111,450
KeyCorp	15,557	167,393
MetLife	3,068	193,008
PNC Financial Services Group	317	38,918
Principal Financial Group	2,336	168,356
Prudential Financial	1,997	189,495
S&P Global	68	24,848
SEI Investments	1,063	64,025
State Street	1,376	92,137
Synchrony Financial	3,659	111,856
Truist Financial	6,300	180,243
US Bancorp	5,200	171,912
Western Union	11,790	155,392
		3,517,286
Healthcare — 7.37%
AbbVie	1,783	265,774
Amgen	186	49,989
Baxter International	4,400	166,056
Bristol-Myers Squibb	3,050	177,022
Cardinal Health	1,447	125,629
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Cencora	1,043	$ 187,709
Cigna Group	650	185,945
CVS Health	2,600	181,532
Gilead Sciences	2,280	170,863
Hologic †	2,442	169,475
Johnson & Johnson	1,150	179,113
McKesson	222	96,537
Merck & Co.	4,375	450,406
Novo Nordisk Class B	602	54,948
Pfizer	4,395	145,782
Roche Holding	295	80,715
SIGA Technologies	6,675	35,044
Smith & Nephew	6,918	86,348
UnitedHealth Group	212	106,888
		2,915,775
Industrials — 4.18%
Dover	1,341	187,083
Expeditors International of Washington	1,066	122,196
Honeywell International	986	182,154
Intertek Group	1,144	57,395
Knorr-Bremse	686	43,647
Kone Class B	413	17,431
Lockheed Martin	109	44,577
Makita	2,400	59,293
Masco	2,103	112,405
Northrop Grumman	450	198,085
Otis Worldwide	872	70,030
Paychex	1,662	191,678
Robert Half	1,908	139,818
RTX	2,039	146,747
Securitas Class B	10,118	80,255
		1,652,794
Information Technology — 14.50%
Accenture Class A	372	114,245
Apple	6,870	1,176,213
Applied Materials	881	121,974
Broadcom	364	302,331
Cisco Systems	7,463	401,211
Cognizant Technology Solutions Class A	2,678	181,408
Dell Technologies Class C	2,476	170,596
HP	6,348	163,144
KLA	312	143,102
Lam Research	315	197,433
Microchip Technology	336	26,225
Microsoft	3,164	999,033
Monolithic Power Systems	343	158,466
Motorola Solutions	700	190,568

6    NQ-FL7 [0923] 1123 (3217054)

	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
NetApp	2,456	$ 186,361
NVIDIA	1,271	552,872
Oracle	1,600	169,472
QUALCOMM	1,655	183,804
SAP	826	107,257
Teledyne Technologies †	465	189,990
		5,735,705
Materials — 0.99%
Air Liquide	569	96,156
Dow	2,105	108,534
DuPont de Nemours	2,500	186,475
		391,165
REIT Diversified — 0.20%
Gaming and Leisure Properties	635	28,924
VICI Properties	1,747	50,838
		79,762
REIT Healthcare — 0.25%
Alexandria Real Estate Equities	237	23,724
CareTrust REIT	356	7,298
Healthpeak Properties	271	4,975
Medical Properties Trust	157	856
Ventas	266	11,206
Welltower	602	49,316
		97,375
REIT Industrial — 0.45%
Plymouth Industrial REIT	116	2,430
Prologis	1,228	137,794
Rexford Industrial Realty	507	25,020
Terreno Realty	206	11,701
		176,945
REIT Information Technology — 0.25%
Digital Realty Trust	223	26,988
Equinix	97	70,447
		97,435
REIT Lodging — 0.20%
Apple Hospitality REIT	1,333	20,448
Chatham Lodging Trust	1,082	10,355
Host Hotels & Resorts	1,342	21,566
Park Hotels & Resorts	465	5,729
Ryman Hospitality Properties	236	19,654
Sunstone Hotel Investors	152	1,421
		79,173
REIT Mall — 0.14%
Simon Property Group	528	57,040
		57,040
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Manufactured Housing — 0.06%
Equity LifeStyle Properties	174	$ 11,085
Sun Communities	111	13,136
		24,221
REIT Multifamily — 0.82%
American Homes 4 Rent Class A	463	15,598
AvalonBay Communities	167	28,681
Camden Property Trust	188	17,781
Equity Residential	3,440	201,962
Essex Property Trust	137	29,056
Independence Realty Trust	611	8,597
Mid-America Apartment Communities	128	16,467
UDR	113	4,031
		322,173
REIT Office — 0.04%
Cousins Properties	548	11,163
Highwoods Properties	82	1,690
Piedmont Office Realty Trust Class A	842	4,732
		17,585
REIT Self-Storage — 0.23%
CubeSmart	492	18,760
Extra Space Storage	147	17,872
Public Storage	203	53,495
		90,127
REIT Shopping Center — 0.28%
Agree Realty	359	19,831
Brixmor Property Group	1,099	22,837
Kimco Realty	1,056	18,575
Kite Realty Group Trust	326	6,983
Phillips Edison & Co.	84	2,817
Regency Centers	220	13,077
Retail Opportunity Investments	1,335	16,527
SITE Centers	768	9,470
		110,117
REIT Single Tenant — 0.13%
Four Corners Property Trust	283	6,280
Realty Income	550	27,467
Spirit Realty Capital	481	16,128
		49,875
REIT Specialty — 0.21%
EPR Properties	167	6,937
Essential Properties Realty Trust	584	12,632
Invitation Homes	1,159	36,729
Iron Mountain	184	10,939
Lamar Advertising Class A	82	6,844
Outfront Media	538	5,434
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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Specialty (continued)
WP Carey	37	$ 2,001
		81,516
Utilities — 0.43%
Edison International	2,700	170,883
		170,883
Total Common Stocks (cost $21,665,519)		22,778,116

Convertible Preferred Stock — 1.22%
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	815	17,596
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	702	34,398
Bank of America 7.25% exercise price $50.00 ω	63	70,069
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	2,164	98,267
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	78	66,300
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	841	92,603
UGI 7.25% exercise price $52.57, maturity date 6/1/24	1,073	61,311
Wells Fargo & Co. 7.50% exercise price $156.71 ω	39	43,485
Total Convertible Preferred Stock (cost $599,415)		484,029

Preferred Stock — 0.15%
Henkel AG & Co. 2.77% ω	819	58,413
Total Preferred Stock (cost $66,238)		58,413

Exchange-Traded Funds — 8.37%
iShares 0-5 Year Investment Grade Corporate Bond ETF	30,490	1,463,368
iShares Latin America 40 ETF	8,641	220,864
iShares MSCI China ETF	6,636	287,272
iShares MSCI Emerging Markets Asia ETF	5,557	349,924
Vanguard Russell 2000 ETF	13,819	987,229
Total Exchange-Traded Funds (cost $3,441,213)		3,308,657

	Number of shares	Value (US $)

Short-Term Investments — 0.31%
Money Market Mutual Funds — 0.31%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	31,155	$ 31,155
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	31,155	31,155
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	31,155	31,155
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	31,155	31,155
Total Short-Term Investments (cost $124,620)		124,620

Total Value of Securities—99.97% (cost $40,057,515)		39,534,416
Receivables and Other Assets Net of Liabilities—0.03%★		10,367
Net Assets Applicable to 3,460,872 Shares Outstanding—100.00%		$39,544,783
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $3,487,081, which represents 8.82% of the Series' net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.

8    NQ-FL7 [0923] 1123 (3217054)

ω	Perpetual security with no stated maturity date.
★	Includes $8,030 cash collateral held at broker for futures contracts as of September 30,2023.
The following futures contracts were outstanding at September 30, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
4	US Treasury 5 yr Notes	$421,438	$425,166	12/29/23	$(3,728)	$625
1	US Treasury 10 yr Notes	108,062	110,065	12/19/23	(2,003)	203
Total Futures Contracts			$535,231		$(5,731)	$828
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the variation margin is reflected in the Series' net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

NQ-FL7 [0923] 1123 (3217054)    9